Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ — 99.14%
Communication Services — 7.16%
Alphabet Class A †	2,400	$3,517,440
Facebook Class A †	12,380	3,242,322
		6,759,762
Consumer Discretionary — 17.24%
Amazon.com †	1,350	4,250,785
AutoZone †	1,790	2,107,976
Deckers Outdoor †	12,760	2,807,328
Lowe's	14,580	2,418,239
Target	15,801	2,487,393
Tempur Sealy International †	24,600	2,194,074
		16,265,795
Consumer Staples — 5.20%
Procter & Gamble	13,686	1,902,217
TreeHouse Foods †	23,400	948,402
Walmart	14,698	2,056,398
		4,907,017
Energy — 0.41%
Chevron	5,360	385,920
		385,920
Financials — 5.84%
Allstate	21,700	2,042,838
Ameriprise Financial	11,870	1,829,286
JPMorgan Chase & Co.	17,020	1,638,515
		5,510,639
Healthcare — 15.77%
AbbVie	20,890	1,829,755
Bristol Myers Squibb	31,780	1,916,016
Centene †	37,790	2,204,291
Eli Lilly and Co.	17,616	2,607,520
Hologic †	37,310	2,479,996
Horizon Therapeutics †	30,140	2,341,275
Merck & Co.	18,100	1,501,395
		14,880,248
Industrials — 8.65%
Dover	19,770	2,141,882
EMCOR Group	20,610	1,395,503
Parker-Hannifin	12,330	2,494,852
Rockwell Automation	9,650	2,129,562
		8,161,799
Information Technology — 38.87%
Adobe †	7,730	3,791,024
Akamai Technologies †	18,990	2,099,155
Apple	49,330	5,712,907
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cadence Design Systems †	43,570	$4,645,869
EPAM Systems †	9,690	3,132,583
Fortinet †	20,567	2,422,998
Microsoft	21,630	4,549,438
NVIDIA	5,950	3,220,259
PayPal Holdings †	22,610	4,454,848
Zebra Technologies Class A †	10,490	2,648,306
		36,677,387
Total Common Stock♦ (cost $62,810,119)		93,548,567

Short-Term Investments — 0.93%
Money Market Mutual Funds — 0.93%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	219,211	219,211
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	219,213	219,213
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	219,214	219,214
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	219,213	219,213
Total Short-Term Investments (cost $876,851)		876,851

Total Value of Securities—100.07% (cost $63,686,970)		94,425,418
Liabilities Net of Receivables and Other Assets—(0.07%)		(66,783)
Net Assets Applicable to 5,423,805 Shares Outstanding—100.00%		$94,358,635
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

NQ-FL3 [9/20] 11/20 (1400834)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-FL3 [9/20] 11/20 (1400834)